Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Earnings per share [Line Items]
Net loss	$ 64,435	$ (327,814)	$ (375,545)
Weighted average number of share outstanding (Note 13(a))	253,986,867	253,986,867	254,186,867
Basic and diluted earnings per share	$ 0.24	$ (1.27)	$ (1.25)
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Earnings per share [Line Items]
Net loss	$ 349,881,000	$ 340,907,000	$ 33,284,000
Weighted average number of share outstanding (Note 13(a))	350,056,012	350,056,012	350,056,012
Basic and diluted earnings per share	$ 1	$ 0.974	$ 0.095